Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Company's effective tax rates and the statutory rates
Effective tax rate expenses (benefits) (as a percent)	18.90%	28.50%	19.50%	38.50%	29.80%	44.60%	27.70%
Noncontrolling interest tax expense	$ 0	$ 0	$ 0	$ 0